Share based compensation - Assumptions used in estimative the fair value of share options (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2022 item ¥ / shares	Dec. 31, 2021 item ¥ / shares
Share based compensation
Risk-free rate of return, minimum	3.40%	3.10%	1.70%
Risk-free rate of return, maximum	3.80%	4.00%	3.20%
Volatility, minimum	40.20%	39.00%	34.60%
Volatility, maximum	46.50%	40.40%	37.60%
Expected dividend yield	0.00%	0.00%	0.00%
Exercise multiple | item		2.2	2.2
Expected term	10 years	10 years	10 years
Total unrecognized compensation expense | ¥	¥ 27,705
Remaining weighted-average vesting period	2 years 10 months 6 days
Total fair value at grant date of share options held by the company's employees | ¥	¥ 159,957
Minimum
Share based compensation
Fair value of ordinary share (in RMB) | ¥ / shares	¥ 42.0	¥ 28.8	¥ 11.9
Maximum
Share based compensation
Fair value of ordinary share (in RMB) | ¥ / shares	¥ 62.9	¥ 43.6	¥ 31.7